PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS

14. PENSIONS AND OTHER POSTEMPLOYMENT BENEFITS

The Company sponsors defined benefit pension plans (“Pension Benefits”) and postretirement health care and life insurance benefits (“Other Postemployment Benefits” or “OPEB”) for certain employees and retirees around the world. Using appropriate actuarial methods and assumptions, the Company’s defined benefit pension plans and postemployment benefits other than pensions are accounted for in accordance with FASB ASC Topic 715, Compensation – Retirement Benefits (“FASB ASC 715”).

The measurement date for all defined benefit plans is December 31. The following provides a reconciliation of the plans’ benefit obligations, plan assets, funded status and recognition in the consolidated balance sheets:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)
Change in benefit obligation:
Benefit obligation, beginning of year	$1,227	$1,151	$362	$352	$350	$366
Service cost	21	19	9	9	1	1
Interest cost	53	58	16	17	14	18
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Medicare subsidies received	—	—	—	—	3	3
Plan amendments	—	—	1	—	(16)	(4)
Curtailments	(16)	—	—	—	—	—
Settlements	(4)	—	—	—	—	—
Contractual termination benefit	6	—	—	—	—	—
Actuarial losses (gains) and changes in actuarial assumptions	98	59	94	21	75	(3)
Net transfers (out) in	(25)	—	3	1	(3)	—
Currency translation	—	—	10	(16)	—	(1)

Benefit obligation, end of year	$1,298	$1,227	$474	$362	$395	$350

Change in plan assets:
Fair value of plan assets, beginning of year	$670	$662	$48	$48	$—	$—
Actual return on plan assets	82	9	3	2	—	—
Company contributions	93	64	24	23	26	27
Benefits paid	(62)	(60)	(21)	(22)	(29)	(30)
Expenses	(5)	(5)	—	—	—	—
Medicare subsidies received	—	—	—	—	3	3
Currency translation	—	—	1	(3)	—	—

Fair value of plan assets, end of year	$778	$670	$55	$48	$—	$—

Funded status of the plan	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in the consolidated balance sheets:
Noncurrent assets	$—	$—	$2	$2	$—	$—
Current liabilities	(3)	(3)	(15)	(14)	(29)	(26)
Noncurrent liabilities	(517)	(554)	(406)	(302)	(366)	(324)

Net amount recognized	$(520)	$(557)	$(419)	$(314)	$(395)	$(350)

Amounts recognized in accumulated other comprehensive loss, inclusive of tax impacts:
Net actuarial loss	$435	$415	$107	$36	$113	$41
Prior service cost (credit)	—	—	4	3	(75)	(124)

Total	$435	$415	$111	$39	$38	$(83)

U. S. Pension Plan

In the fourth quarter of 2012, the Company froze contributions credits under its U.S. qualified pension plan for salaried and non-union hourly employees. The elimination of benefit accruals related to participants’ future service is treated as a curtailment and is shown as a $16 million reduction to the benefit obligation.

U.S. Welfare Benefit Plan

In July 2012, as a result of contract negotiations with a union at one of the Company’s U.S. manufacturing locations, the benefits under the U.S. Welfare Benefit Plan were eliminated for the location’s active participants. Since this plan change reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $13 million prior service credit in accumulated other comprehensive income (“AOCI”). The corresponding reduction in the average remaining future service period to the full eligibility date also triggered the recognition of a $51 million OPEB curtailment gain which was recognized in the consolidated statements of operations during the third quarter of 2012. It should be noted that the calculation of the curtailment excluded the newly created prior service credit.

In December 2011, the Company ceased operations at one of its U.S. manufacturing locations. The resulting reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants in the Company’s U.S. Welfare Benefit Plan triggered the recognition of a $1 million OPEB curtailment gain, which was recognized in the consolidated statements of operations during the fourth quarter of 2011.

On May 6, 2010, the Company approved an amendment to its U.S. Welfare Benefit Plan which eliminated OPEB for certain salaried and non-union hourly employees and retirees effective July 1, 2010. Given that this event eliminated the accrual of defined benefits for a significant number of active participants, the Company re-measured its OPEB obligation. Since this plan change reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $162 million prior service credit in AOCI. The corresponding reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants also triggered the recognition of a $4 million OPEB curtailment gain which was recognized in the consolidated statements of operations during the second quarter of 2010. The calculation of the curtailment excluded the newly created prior service credit.

On July 23, 2010, as a result of contract negotiations with a union at one of the Company’s U.S. manufacturing locations, the benefits under the U.S. Welfare Benefit Plan were eliminated. Since this plan change reduced benefits attributable to employee service already rendered, it was treated as a negative plan amendment, which created a $2 million prior service credit in AOCI. The corresponding reduction in the average remaining future service period to the full eligibility date of the remaining active plan participants also triggered the recognition of a $24 million OPEB curtailment gain which was recognized in the consolidated statements of operations during the third quarter of 2010.

Weighted-average assumptions used to determine the benefit obligation as of December 31:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011

Discount rate	3.70%	4.50%	2.99%	4.69%	3.60%	4.45%
Rate of compensation increase	—	3.50%	3.13%	3.16%	—	—

Weighted-average assumptions used to determine net periodic benefit cost (credit) for the years ended December 31:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011

Discount rate	4.50%	5.15%	4.69%	4.92%	4.45%	5.10%
Expected return on plan assets	7.60%	8.50%	5.27%	5.34%	—	—
Rate of compensation increase	3.50%	3.50%	3.16%	3.18%	—	—

The Company evaluates its discount rate assumption annually as of December 31 for each of its retirement-related benefit plans based upon the yield of high quality, fixed-income debt instruments, the maturities of which correspond to expected benefit payment dates.

The Company’s expected return on assets is established annually through analysis of anticipated future long-term investment performance for the plan based upon the asset allocation strategy. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term prospective rate.

The U.S. investment strategy mitigates risk by incorporating diversification across appropriate asset classes to meet the plan’s objectives. It is intended to reduce risk, provide long-term financial stability for the plan and maintain funded levels that meet long-term plan obligations while preserving sufficient liquidity for near-term benefit payments. Risk assumed is considered appropriate for the return anticipated and consistent with the diversification of plan assets. The Company’s investment strategy includes a target asset allocation of 50% equity investments, 25% fixed income investments and 25% in other investment types including hedge funds. Approximately 87% of the U.S. plan assets will be invested in actively managed investment funds.

The majority of the assets of the non-U.S. plans are invested through insurance contracts. The insurance contracts guarantee a minimum rate of return. The Company has no input into the investment strategy of the assets underlying the contracts, but they are typically heavily invested in active bond markets and are highly regulated by local law. The target asset allocation for the non-U.S. pension plans is 70% insurance contracts, 25% debt investments and 5% equity investments.

Refer to Note 7, “Fair Value Measurements,” for more detail surrounding the fair value of each major category of plan assets, including the inputs and valuation techniques used to develop the fair value measurements of the plans’ assets, at December 31, 2012 and 2011.

Information for defined benefit plans with projected benefit obligations in excess of plan assets:

	Pension Benefits				Other Postemployment
	United States Plans		Non-U.S. Plans		Benefits
	2012	2011	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$472	$359	$395	$350
Fair value of plan assets	778	670	51	44	—	—

Information for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension Benefits
	United States Plans		Non-U.S. Plans
	2012	2011	2012	2011
	(Millions of Dollars)

Projected benefit obligation	$1,298	$1,227	$471	$359
Accumulated benefit obligation	1,298	1,213	436	338
Fair value of plan assets	778	670	50	44

The accumulated benefit obligation for all pension plans is $1,735 million and $1,554 million as of December 31, 2012 and 2011, respectively.

Components of net periodic benefit cost (credit) for the years ended December 31:

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(Millions of Dollars)

Service cost	$21	$19	$21	$9	$9	$8	$1	$1	$1
Interest cost	53	58	61	16	17	16	14	18	21
Expected return on plan assets	(52)	(55)	(50)	(2)	(3)	(2)	—	—	—
Amortization of actuarial losses	35	24	25	—	—	—	2	1	—
Amortization of prior service credit	—	—	—	1	—	—	(14)	(16)	(12)
Settlement gain	(1)	—	—	—	—	—	—	—	—
Curtailment gain	(1)	—	—	—	—	—	(51)	(1)	(29)

Net periodic cost (credit)	$55	$46	$57	$24	$23	$22	$(48)	$3	$(19)

Amounts in “Accumulated other comprehensive loss” expected to be recognized as components of net periodic benefit cost over the next fiscal year:

	Pension Benefits		Other Postemployment
	United States	Non-U.S. Plans	Benefits
	(Millions of Dollars)

Amortization of actuarial losses	$14	$8	$6
Amortization of prior service cost	—	—	(11)

Total	$14	$8	$(5)

The assumed health care and drug cost trend rates used to measure next year’s postemployment healthcare benefits are as follows:

	Other Postemployment Benefits
	2012	2011

Health care cost trend rate	7.25%	7.63%
Ultimate health care cost trend rate	5.00%	5.00%
Year ultimate health care cost trend rate reached	2018	2018

Drug cost trend rate	8.38%	8.94%
Ultimate drug cost trend rate	5.00%	5.00%
Year ultimate drug cost trend rate reached	2018	2018

The assumed health care cost trend rate has a significant impact on the amounts reported for Other Postemployment Benefits plans. The following table illustrates the sensitivity to a change in the assumed health care cost trend rate:

	Total Service and Interest Cost	APBO
	(Millions of Dollars)

100 basis point (“bp”) increase in health care cost trend rate	$1	$27
100 bp decrease in health care cost trend rate	(1)	(23)

The following table illustrates the sensitivity to a change in certain assumptions for projected benefit obligations (“PBO”), associated expense and other comprehensive loss (“OCL”). The changes in these assumptions have no impact on the Company’s 2012 funding requirements.

	Pension Benefits						Other Postemployment
	United States Plans			Non-U.S. Plans			Benefits
	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 pension expense	Change in PBO	Change in accumulated OCL	Change in 2013 expense	Change in PBO
	(Millions of dollars)

25 bp decrease in discount rate	$—	$35	$(35)	$1	$15	$(15)	$—	$9
25 bp increase in discount rate	—	(34)	34	(1)	(14)	14	—	(9)
25 bp decrease in return on assets rate	2	—	—	—	—	—	—	—
25 bp increase in return on assets rate	(2)	—	—	—	—	—	—	—

Projected benefit payments from the plans are estimated as follows:

	Pension Benefits		Other Postemployment
	United States	Non-U.S. Plans	Benefits
	(Millions of Dollars)

2013	$81	$27	$30
2014	80	24	30
2015	81	25	30
2016	83	24	29
2017	78	25	29
Years 2018 - 2022	413	134	128

The Company expects to contribute approximately $82 million to its pension plans in 2013.

Defined Contribution Pension Plans

The Company also maintains certain defined contribution pension plans for eligible employees. The total expenses attributable to the Company’s defined contribution savings plan were $23 million, $23 million and $20 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The amounts contributed to defined contribution pension plans include contributions to multi-employer plans in France, Italy and the United States of $1 million during each of the years ended December 31, 2012, 2011 and 2010. None of the multiemployer plans in which the Company participates are individually significant.

Other Benefits

The Company accounts for benefits to former or inactive employees paid after employment but before retirement pursuant to FASB ASC 712. The liabilities for such U.S. and European postemployment benefits were $34 million and $36 million at December 31, 2012 and 2011, respectively.